BANK LOAN (Parentheticals) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Monthly installments		$ 829
Annual interest rate		2.00%
Maturity date		Nov. 26, 2026
Bank loan
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 80,000
Frequency of Periodic Payment	Monthly
Monthly installments	$ 829
Annual interest rate	2.00%
Maturity date	Nov. 29, 2026